RELATED PARTY BALANCES AND TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 3 - RELATED PARTY BALANCES AND TRANSACTIONS

A.	Short-term loans from related parties

During 2021, SleepX borrowed from Nexense an aggregate amount of $47,623. According to the agreement, the loan shall be repaid in the event that the Company’s profits are sufficient to repay the aggregate loan amount and upon such terms and in such installments as shall be determined by the Board. The loan shall bear interest at an annual rate equal to the minimum rate approved by applicable law in Israel (2.9% in 2023).

During 2020, the minority shareholder of Ta-nooma loaned Ta-nooma NIS 115,725. The loan does not carry any interest expense and the repayment terms have yet to be determined. As of September 30, 2023, the loan balance amounted to NIS 115,725 ($30,263).

B.	Convertible loans from related party

On August 22, 2021 Evergreen Venture Partners LLC (“Evergreen”), owned by Douglas O. McKinnon, principle stockholder of the Company, agreed to advance to the Company up to $265,000 in tranches under the terms of an 18 month unsecured promissory note. The related party has advanced to the Company $25,000 funds under the Note. Under the terms of the note, which bears interest at a rate of 8% per annum, the note holder can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share. The note contains standard events of default. During the quarter Evergreen sold the note to non-related party investors (Note 6-N).

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 3 - RELATED PARTY BALANCES AND TRANSACTIONS (cont.)

C.	Balances with related parties

	September 30, 2023	December 31, 2022
	In U.S. dollars in thousands

Liabilities:
Employees and payroll accruals	205	268
Related party payables	198	140
Short term loan	78	80
Convertible loan	-	36

D.	Transactions with related parties

	Nine months ended September 30,
	2023	2022
	In U.S. dollars in thousands
Expenses:
Management fee to the Company’s CEO	129	84
Salaries and related cost *)	667	896

*)	Including share-based compensation for the Nine months ended September 30, 2023 and 2022 in the amount of $560,500 and $743,000, respectively.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 7 - RELATED PARTY BALANCES AND TRANSACTIONS

A.	Loan to related party

During the course of 2021 and 2022, the Company loaned to Boris Molchadsky an aggregate amount of $181,936. As of August 31, 2022, the loan was fully repaid.

B.	Short-term loans from related parties

During December 2022, Boris Molchadsky has lend to the Company a total amount of NIS 80,000 ($22,734). The loan bears interest at an annual rate of 5%.

During 2021, SleepX borrowed from Nexense an aggregate amount of $47,623. According to the agreement, the loan shall be repaid in an event that the Company’s profits are sufficient to repay the aggregate loan amount and upon such terms and in such installments as shall be determined by the Board. The loan shall bear interest at an annual rate equal to the minimum rate approved by applicable law in Israel (2.42%).

During 2020, the minority shareholder of Ta-nooma loaned Ta-nooma NIS 115,725 ($32,886 As of December 31, 2022). The loan does not carry any interest expense and the repayment terms have yet to be determined.

C.	Convertible loans related party

On August 22, 2021 Evergreen Venture Partners LLC, owned by Douglas O. McKinnon, former CEO of the company, agreed to advance to the Company up to $265,000 in tranches under the terms of an 18 month unsecured promissory note. Under the terms of the note, which bears interest at a rate of 8% per annum, the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share. The note contains standard events of default. As of the December 31, 2022, the related party has advanced to the Company $25,000 funds under the Note and there are no assurances if there will be additional amounts transferred. As of December 31, 2022, and 2021, the fair value as estimated by an independent external evaluation is $36,167 and $31,958 respectively, with a WACC of 30% and 25% respectively.

D.	Balances with related parties

	December 31,
	2022	2021
	In U.S. dollars in thousands
Assets:
Receivables Note 7(a)	-	137

Liabilities:
Employees and payroll accruals	268	46
Related party payables	140	-
Short term loan Note 7(b)	80	89
Convertible loan Note 7(c)	36	32

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 7	-	RELATED PARTY BALANCES AND TRANSACTIONS

E.	Transactions with related parties

	Year ended December 31,
	2022	2021

	In U.S. dollars in thousands
Expenses:
Salaries and related cost (including management fees and stock-based compensation, see Note 12)	1,356	595
AppYea’s Management fee participation	-	(60)
Financial income, net	-	2

Both the Chairman and the chief financial officer are directors in the Company and do not receive compensation for their directorship roles. Company’s Bylaws provide that a director or officer shall be indemnified and held harmless by the Corporation, to the fullest extent permitted by the laws of the State of Nevada/ See note 12 regarding salaries agreements.

On June 1, 2022, the Company signed a consulting agreement with GPIS LTD, an Israeli company controlled by Boris Molchadsky, for the services of S-1 filing consultation, management services and US development of company operations. The fee for its services is approximately $140,000, which will be paid in 3 installments. As of December 31, 2022 the 3 installments, aforementioned, had been fully paid.

F.	Purchase of IP and royalties to related party

See Note 5